Summary of LTIP Award Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Units
Restricted units unvested at beginning of period	273,258
Granted	332,868
Vested	(47,810)
Forfeited	(47,139)
Restricted units unvested at end of period	511,177
Value per unit
Restricted units unvested at beginning of period	$ 28.50
Granted	$ 28.57
Vested	$ 28.53
Forfeited	$ 28.45
Restricted units unvested at end of period	$ 28.55